Offsets	Jun. 26, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	1st Source Corp
Form or Filing Type	S-8
File Number	333-268217
Initial Filing Date	Nov. 07, 2022
Fee Offset Claimed	$ 1,100
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, without par value
Unsold Securities Associated with Fee Offset Claimed | shares	171,395
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,990,614
Termination / Withdrawal Statement	Pursuant to Rule 457(p) of the Securities Act, the Registrant hereby offsets the registration fee required in connection with this Registration Statement by $1,100, which represents the registration fees previously paid by the Registrant with respect to the following unsold securities previously registered under the registration statements indicated: an aggregate of 171,395 shares which were previously registered on a Registration Statement on Form S-8 (File No. 333-268217), filed with the Securities and Exchange Commission (the “Commission”) on November 7, 2022, in connection with the 1st Source Corporation 1982 Executive Incentive Plan, as amended (the “Amended EIP Plan”) and which remain unsold. The Registrant has terminated any offering of unsold securities under the prior registration statement indicated above. Pursuant to Rule 457(p), the $19,948 filing fee currently due in connection with this Registration Statement is offset in part by the $1,100 balance for the unsold securities under the prior registration statement indicated above, resulting in a net fee due of $18,848 remitted in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	1st Source Corp
Form or Filing Type	S-8
File Number	333-268217
Filing Date	Nov. 07, 2022
Fee Paid with Fee Offset Source	$ 1,284.71	[1]
Offset Note	(1) See Note (3) under Table 1 above.

[1]	See Note (3) under Table 1 above